Condensed financial information of the Company	12 Months Ended
Dec. 31, 2022
Condensed financial information of the Company
Condensed financial information of the Company

26.         Condensed financial information of the Company

The condensed financial statements of Xinyuan Real Estate Co., Ltd. have been prepared in accordance with U.S. GAAP. Under the PRC laws and regulations, the Company’s PRC subsidiaries are restricted in their ability to transfer certain of their net assets to the Company in the form of dividend payments, loans or advances. The amounts restricted include paid-in capital and statutory reserves, as determined pursuant to PRC generally accepted accounting principles, totaling US$856,960,327 as of December 31, 2022 (2021: US$962,881,800).

Condensed Balance Sheets

	December 31
	2021	2022
	US$	US$

ASSETS

Current assets
Cash and cash equivalents	160,209	2,794,414
Short-term investments	70,875,668	946,076
Other receivables	21,248	1,037,835
Due from subsidiaries	49,101,879	49,101,879
Total current assets	120,159,004	53,880,204
Investments in subsidiaries	1,163,420,854	1,008,221,487
TOTAL ASSETS	1,283,579,858	1,062,101,691
LIABILITIES AND SHAREHOLDERS’ EQUITY
Current liabilities
PRC income tax payable	13,388	13,388
PRC other tax payable	902,190	902,190
Other payable and accrued liabilities	35,216,403	88,642,571
Current portion of long-term bank loan and other debt	726,734,558	721,386,784
Due to subsidiaries	266,089,765	320,978,971
Payroll and welfare payables	525,043	64,888
Total current liabilities	1,029,481,347	1,131,988,792
Other long-term debt	—	—
Total liabilities	1,029,481,347	1,131,988,792
Shareholders’ equity
Common shares, $0.0001 par value:
Authorized‑500,000,000 shares, issued and outstanding 108,029,257 shares as of December 31, 2022 (2021: 107,757,721 shares)	16,415	16,415
Treasury shares	(116,061,577)	(116,061,577)
Additional paid-in capital	544,386,509	544,954,556
Retained earnings	(174,242,836)	(498,796,495)
Total shareholders’ equity	254,098,511	(69,887,101)

TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	1,283,579,858	1,062,101,691

Condensed Statements of Comprehensive Loss

	Year ended December 31,
	2020	2021	2022
	US$	US$	US$
General and administrative expenses	(7,441,398)	(4,965,230)	(4,993,180)

Operating loss	(7,441,398)	(4,965,230)	(4,993,180)
Interest expense	(112,975,103)	(121,289,406)	(107,459,673)
Interest income	599,544	545,599	1,139
Net gain on debt extinguishment	—	—	9,620,914
Gain/(loss) on short-term investments	(27,077)	(1,627,139)	(68,931,940)
Other expenses/(income)	(4,277,443)	(878,154)	1,395,668
Equity in profit/(loss) of subsidiaries, net	43,080,569	(289,093,048)	(92,986,489)
Loss from operations before income taxes	(81,040,908)	(417,307,378)	(263,353,561)
Income taxes	—	—	—
Net loss attributable to common shareholders	(81,040,908)	(417,307,378)	(263,353,561)
Other comprehensive income/(loss), net of tax of nil
Foreign currency translation adjustments	67,283,263	17,818,154	(56,538,757)
Comprehensive loss attributable to shareholders	(13,757,645)	(399,489,224)	(319,892,318)

Condensed Statements of Cash Flows

	Year ended December 31,
	2020	2021	2022
	US$	US$	US$
Cash flows from operating activities:
Net loss	(81,040,908)	(417,307,378)	(263,353,561)
Adjustment to reconcile net loss to net cash used in operating activities:
Equity in (profit)/loss of subsidiaries, net	(43,080,570)	289,093,048	92,986,489
Stock based compensation expense	2,848,897	1,625,318	568,046
Loss on short-term investments	—	1,627,139	68,931,940
Proceeds from disposal of short-term investments	—	—	359,025
Amortization of deferred charges	6,024,220	—	5,472,222
Loss/(gain) on extinguishment of debt	5,583,578	—	(9,620,914)
Other receivables	(178,566)	168,246	634,819
Other current assets	77,648	—	—
Other payable and accrued liabilities	7,281,565	4,000,802	53,426,168
Payroll and welfare payables	402,431	1,363,218	(460,150)
Net cash used in operating activities	(102,081,705)	(119,429,607)	(51,055,916)
Cash flows from investing activities:
Investment in short-term investments	—	(72,502,807)	—
Net cash used in investing activities	—	(72,502,807)	—
Cash flows from financing activities:
Changes in due from subsidiaries	224,773,858	447,436,262	54,889,206
Proceeds from short-term bank loans	28,080,000	—	—
Repayment of current portion of long-term bank loan and other long-term debt	—	(128,520,000)	—
Proceeds from long-term bank loans	—	—	—
Proceeds from other long-term debts	378,852,273	270,000,000	—
Repayment of other long-term debts	(508,900,000)	(390,958,220)	(1,199,086)
Purchase of treasury shares	(2,483,896)	—	—
Dividends to shareholders	(14,284,148)	(4,055,664)	—
Payment of financing cost	(7,141,511)	(4,272,797)	—
Proceeds from exercise of stock options	134,790	—	—
Net cash provided by financing activities	75,953,366	189,629,581	53,690,120
Net (decrease)/increase in cash and cash equivalents	(26,128,339)	(2,302,833)	2,634,204
Cash and cash equivalents, at the beginning of the year	28,591,381	2,463,042	160,210

Cash and cash equivalents, at end of the period	2,463,042	160,209	2,794,414

(a)         Basis of presentation

In the company-only financial statements, the Company’s investment in subsidiaries is stated at cost plus its equity interest in undistributed earnings of subsidiaries since inception. The company-only financial statements should be read in conjunction with the Company’s consolidated financial statements.

The Company records its investment in its subsidiaries under the equity method of accounting as prescribed in ASC 323. Such investment is presented on the balance sheet as “Investments in subsidiaries” and share of the subsidiaries’ profit or loss as “Equity in profit of subsidiaries, net” on the condensed statements of comprehensive income.

The subsidiaries did not pay any dividends to the Company for the periods presented.

(b)         Related party transactions

As of December 31, 2022, the Company had US$320,978,971 (2021: US$266,089,765) due to its wholly-owned subsidiaries. These amounts mainly reflect intercompany loans from the Company to Xinyuan Real Estate, Ltd. While intercompany loans have no fixed payments terms, the Company has a legal enforceable right to demand payment at any time, and Xinyuan Real Estate, Ltd. has the ability to repay the outstanding balances on demand.

In 2013, the Company also entered into a separate loan facility agreement with XIN Development Group International Inc. Pursuant to the agreement, the Company will provide a loan facility to XIN Development for the period from July 1, 2013 to January 18, 2018 amounting to US$50,000,000 at 17.5% per annum. As of December 31, 2022, the Company has US$116,656,089 (2021: US$116,656,089) including accrued interest of US$67,554,210 (2021: US$67,554,210), due from XIN Development under this loan facility.

(c)         Commitments

Except for those disclosed in the Company’s condensed financial information, the Company does not have significant commitments or long-term obligations as of the period end presented.